Share Based Compensation - Schedule of Share Options Outstanding (Details) - Share Incentive Plans	12 Months Ended
	Dec. 31, 2025 shares USD ($) $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Expiry date	10 years commencing from the date of grant of options
Share options	21,835,852	36,755,376
Weighted average remaining contractual life of options outstanding at end of year:	5 years 11 months 26 days	6 years 3 months 29 days
Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 0.000076	$ 0.000076
Share options | shares	0	188,180
Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 0.27	$ 0.27
Share options | shares	380,740	858,468
Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 1.93	$ 1.93
Share options | shares	8,027,128	11,487,364
Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	4,124,428	6,967,848
Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	909,652	1,871,798
Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 4.24	$ 4.24
Share options | shares	204,952	254,952
Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	2,519,978	4,601,652
Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 5.53	$ 5.53
Share options | shares	2,424,808	0
Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	529,400	3,227,830
Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	1,997,160	7,128,204
Exercise Price Range Eleven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 9.53	$ 9.53
Share options | shares	169,080	169,080
Exercise Price Range Twelve
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 10.65	$ 10.65
Share options | shares	548,526	0
Bottom of range | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 2.24	$ 2.24
Bottom of range | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	3.32	3.32
Bottom of range | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	5.26	5.26
Bottom of range | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	6.2	6.2
Bottom of range | Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	7.05	7.05
Top of range | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	2.32	2.32
Top of range | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	3.82	3.82
Top of range | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	5.29	5.29
Top of range | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	6.37	6.37
Top of range | Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 7.61	$ 7.61